Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Borrowings

Note 10—Borrowings

Short-term borrowing sources include federal funds purchased and the FHLB. The Bank has a $9.0 million credit line with its correspondent bank, which expires in March 2014.  The Bank also has three uncommitted lines of credit by national banks to borrow federal funds up to $28.0 million on an unsecured basis. The lines of credit are not confirmed lines or loans and can be cancelled at any time. One line for $5.0 million terminates on June 30, 2014, if not cancelled earlier. The other two lines for $23.0 million have no stated termination date. As of December 31, 2013,  no amounts were outstanding under these uncommitted lines of credit.

The Bank also has secured facilities with the FHLB and the Federal Reserve Bank. Credit availability under the FHLB facility as of December 31, 2013 was $181.3 million based on 30% of total assets as of the most recent prior quarter-end. Credit availability under the Federal Reserve Bank facility as of December 31, 2013 was $112.1 million, which is based on pledged collateral. At December 31, 2013 and 2012, the Bank had no federal funds purchased or other short-term borrowings.

Interest on federal funds purchased is paid on a daily basis. Interest only is payable on a monthly basis on FHLB and Federal Reserve Bank short-term borrowings until maturity.

At December 31, 2013 and 2012, the Bank had long-term FHLB borrowings of $20.0 million, collateralized by whole loans. The borrowing is a nonamortizing term loan and bears interest at a rate of 20 basis points over LIBOR, which resets quarterly. The modified borrowing matures on September 28, 2015. In connection with a modification of the borrowing in 2011, the Bank paid a fee of $533 thousand, which is being recognized as interest expense over the remaining term of the borrowing. The amount to be expensed in future years, as of December 31, 2013, is $233 thousand and is recorded in other assets on the company’s consolidated balance sheet. As discussed above, the Bank has entered into a cash flow hedge that effectively converts this adjustable rate borrowing to a fixed rate borrowing. For the period ended December 31, 2013, the effective interest rate, including the effect of the prepayment fee and cash flow hedge, was 1.84%. Interest is payable on a quarterly basis on convertible borrowings until maturity. The following table presents the terms of the FHLB long-term borrowing as of December 31, 2013:

Maturity Date	Type	Interest Rate	Balance
September 28, 2015	Adjustable rate	0.48%	$20,000